Asset Acquisition (Narrative) (Details) - Asset Acquisition [Member] $ in Thousands	1 Months Ended
Nov. 29, 2023 USD ($) shares
Disclosure of detailed information about business combination [line items]
Common shares issued for asset acquisition | shares	345,566
Consideration paid	$ 647
Holdback payable	500
Acquisition costs	$ 141